Investments In Affiliated Companies, Partnerships And Other Companies (Income Statement Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Revenues	$ 7,938,627	$ 6,827,871	$ 5,974,744
Gross profit	1,935,253	1,641,820	1,482,954
Net income	535,619	321,864	215,856
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Revenues	455,127	390,225	328,138
Gross profit	161,142	143,055	111,698
Net income	$ 52,792	$ 32,440	$ 10,391